Other comprehensive income	12 Months Ended
Dec. 31, 2019
Other comprehensive income
Other comprehensive income

24.   Other comprehensive income

The breakdown of other comprehensive income (loss) relating to financial instruments at FVOCI, derivative financial instruments, and foreign currency translation is as follows:

			Foreign
	Financial	Financial	currency
	instruments	Instruments	translation
	FVH	CFH	adjustment	Total
Balance as of January 1, 2017	(581)	(2,220)	—	(2,801)

Change in fair value of debt instruments, net of hedging	976	(4,924)	—	(3,948)
Change in fair value of equity instruments at FVOCI, net of hedging	187	—	—	187
Reclassification of gains (losses) on financial instruments included in profit or loss (1)	(279)	7,314	—	7,035
Exchange difference in conversion of foreign operating currency	—	—	1,490	1,490
Other comprehensive income (loss) for the year	884	2,390	1,490	4,764
Balance as of December 31, 2017	303	170	1,490	1,963

Change in fair value of debt instruments, net of hedging	(174)	2,841	—	2,667
Change in fair value of equity instruments at FVOCI, net of hedging	(1,224)	—	—	(1,224)
Reclassification of gains (losses) on financial instruments included in profit or loss (1)	(170)	(1,534)	—	(1,704)
Exchange difference in conversion of foreign operating currency	—	—	(1,282)	(1,282)
Other comprehensive income (loss) for the year	(1,568)	1,307	(1,282)	(1,543)
Balance as of December 31, 2018	(1,265)	1,477	208	420

Change in fair value of debt instruments, net of hedging	4	(2,698)	—	(2,694)
Change in fair value of equity instruments at FVOCI, net of hedging	491	—	—	491
Reclassification of gains (losses) on financial instruments included in profit or loss (1)	157	104	—	261
Exchange difference in conversion of foreign operating currency	—	—	(296)	(296)
Other comprehensive income (loss) for the year	652	(2,594)	(296)	(2,238)
Balance as of December 31, 2019	(613)	(1,117)	(88)	(1,818)
(1)	Reclassification adjustments include amounts recognized in profit or loss of the year that had been part of other comprehensive income in this and prior years.

The following table presents amounts reclassified from other comprehensive income to profit or loss:

				Line item affected in the
Details about other comprehensive	Amount reclassified from other			consolidated statement of
income components	comprehensive income			profit or loss
	December 31,
	2019	2018	2017
Realized gains (losses) on securities at FVOCI:	157	87	84	Net gain (loss) on financial instruments

Gains (losses) on derivative financial instruments:
Foreign exchange forwards	(3,261)	(2,502)	(7,611)	Interest income – loans
	(1,733)	(1,650)	(2,102)	Interest expense – borrowings and deposits
	(61)	(1,530)	7,216	Net gain (loss) on foreign currency exchange
Interest rate swaps	56	4	86	Net gain (loss) on interest rate swaps
Cross-currency swaps	(9)	—	12	Net gain (loss) on cross-currency swaps
	(5,008)	(5,678)	(2,399)